CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES
Net income	$ 1,325	$ 1,347	$ 920
Adjustments to reconcile net income to cash provided by operating activities:
Provision for loan losses	56	70	(73)
Net impairment loss recognized in earnings			19
Depreciation	98	91	100
Gain on sale of other real estate owned		(5)
Investment securities gains	(31)
Amortization of discounts, premiums, and deferred loan fees, net	2,220	756	1,582
Deferred income taxes	3	9	71
Earnings on bank owned life insurance	(134)	(140)	(136)
Decrease (increase) in accrued interest receivable	(310)	(560)	733
Decrease in accrued interest payable	33	(14)	(40)
Increase (decrease) in deferred director compensation payable	(107)	6	(13)
Other, net	88	86	101
Net cash provided by operating activities	3,241	1,646	3,264
Available-for-sale:
Purchase of investment securities	(72,318)	(54,653)
Proceeds from repayments of investment securities	21,137	14,890	47,200
Proceeds from sales of investment securities	6,354
Held-to-maturity:
Purchase of investment securities	(9,358)	(56,249)	(12,783)
Purchase of mortgage-backed securities	(6,750)	(21,184)	(98,710)
Proceeds from repayments of investment securities	36,466	41,726	17,182
Proceeds from repayments of mortgage-backed securities	32,191	76,219	23,109
Purchase of bank owned life insurance			(2,000)
Purchase of certificates of deposit	(100)	(100)
Maturities/redemptions of certificates of deposit	100	348
Net (increase) decrease in net loans receivable	(18,550)	(16,655)	1,874
Purchase of Federal Home Loan Bank Stock	(7,039)	(12,519)	(8,726)
Redemption of Federal Home Loan Bank stock	7,059	12,340	7,968
Acquisition of premises and equipment	(11)	(106)	(101)
Sale of other real estate owned		254
Other		(2)
Net cash used for investing activities	(10,819)	(15,689)	(24,987)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	2,350	(3,038)	1,335
Repayments of Federal Home Loan Bank long-term advances	(101,696)		(5,000)
Proceeds from Federal Home Loan Bank long-term advances		6,109	99,196
Net (decrease) increase in Federal Home Loan Bank short-term advances	106,197	14,204	(73,086)
Purchase of treasury stock	(19)	(186)	(10)
Increase in unallocated ESOP shares	(47)	(504)	(950)
Release of ESOP shares	52	12
Cash dividends paid	(489)	(329)	(329)
Net cash provided by financing activities	6,348	16,256	21,156
Increase (decrease) in cash and cash equivalents	(1,230)	2,213	(567)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,573	1,360	1,927
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,343	3,573	1,360
Cash paid during the year for:
Interest	1,398	1,169	1,397
Taxes	808	668	453
Non-cash items:
Bonds received from issuer exchange offer	1,002
Mortgage loans transferred to other real estate owned		246
Educational Improvement Tax Credits		33	47
Unfunded security commitments		1,969
Capitalization of interest on loan to ESOP	$ 3	$ 32